Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2020	December 31, 2019
Prepaid voyage costs	$284	$338
Inventories	6,267	6,281
Claims receivable	633	2,939
Other	899	905
Total prepaid expenses and other current assets	$8,083	$10,463

Inventories, which are comprised of bunkers, lubricants and stores remaining on board as of December 31, 2020, are valued at cost as determined on the first-in, first-out basis.

Claims receivable mainly represent claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.